INCOME TAX - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of the valuation allowance
Balance at the beginning of the year	¥ 155,852	¥ 152,241	¥ 134,935
Increase during the year	50,124	3,611	17,306
Balance at the end of the year	¥ 205,976	¥ 155,852	¥ 152,241